Vericimetry Funds

972 West Campus Lane

Goleta, CA 93117

February 1, 2024

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Vericimetry Funds (“Trust”), File Nos. 333-175410 and 811-22578

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 21, which was filed with the Commission on January 26, 2024 and (ii) that Post-Effective Amendment No. 21 has been filed electronically with the Commission.

Very truly yours,

/s/ Mendel Fygenson_
Dr. Mendel Fygenson
President